Schedule of Recapitalization Costs (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Mar. 30, 2024
Recapitalization Costs
Net deficit from SPAC transferred to the Group		$ 7,048,439
Class A Ordinary Shares		1,066,168
Founder shareholders and other advisors		2,666,900
Total shares issued to SPAC		3,733,068		3,733,068
Diluted share price at Closing Date		$ 4.32
Total value transferred to the SPAC		$ 16,126,854
Recapitalization cots		$ 23,210,293